Notes Payable - Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Note payable	$ 1,302,239	$ 324,111
Current portion	$ (1,302,239)	$ (324,111)
Long term portion
Notes Payable [Member]
Debt Instrument [Line Items]
Note payable		$ 27,192
Notes Payable One [Member]
Debt Instrument [Line Items]
Note payable		117,002
Notes Payable Two [Member]
Debt Instrument [Line Items]
Note payable		145,066
Notes Payable Three [Member]
Debt Instrument [Line Items]
Note payable		34,851
Notes Payable Four [Member]
Debt Instrument [Line Items]
Note payable	563,368
Notes Payable Five [Member]
Debt Instrument [Line Items]
Note payable	206,682
Notes Payable Six [Member]
Debt Instrument [Line Items]
Note payable	441,989
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Note payable	$ 90,200